May 21, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Fund”) Registration Statement on Form N-14 File No. 811-04087

Dear Sir or Madam:

On behalf of our client, the Fund, we are filing, pursuant to the Securities Act of 1933, as amended, the Fund’s Registration Statement on Form N-14 (the “Filing”). The Filing relates to the Agreement and Plan of Reorganization with regard to the reorganization of the: (i) Target Income Series and Target 2015 Series; (ii) Target 2020 Series and Target 2025 Series; (iii) Target 2030 Series, Target 2035 Series, and Target 2040 Series; and, (iv) Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (collectively, the “Acquired Series”), each a series of the Fund, into the (i) Pro-Blend Conservative Term Series; (ii) Pro-Blend Moderate Term Series; (iii) Pro-Blend Extended Term Series; and, (iv) Pro-Blend Maximum Series, respectively, (collectively, the “Surviving Series”), each a separate series of the Fund.

Pursuant to the Agreement and Plan of Reorganization, each Acquired Series will transfer all of its assets and liabilities to its corresponding Surviving Series in exchange for shares of the Surviving Series.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 215.963.5598.

Very truly yours,

/s/ Sean Graber

Sean Graber

Enclosures

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	1.215.963.5000
United States	1.215.963.5001